Shareholder Report, Line Graph (Details) ITOC_MassMutual Blue Chip Growth Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Service Class
Account Value [Line Items]
Accumulated Value	$ 38,718	$ 27,019	$ 20,113	$ 29,629	$ 24,414	$ 18,122	$ 17,492	$ 14,197	$ 11,437	$ 10,000	$ 48,001
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 44,726	$ 31,455	$ 24,628	$ 31,815	$ 24,989	$ 18,169	$ 17,520	$ 13,872	$ 11,376	$ 10,000	$ 56,146